Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated Balance Sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 13, 2019
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability
Class A common stock subject to possible redemption	75,858,849	76,205,607	76,279,468	76,385,530	76,013,369	65,534,560
Class A common stock	52	48	47	46	45	45
Additional paid-in capital	5,221,663	4,874,909	4,801,049	4,694,988	5,067,150	5,045,959
Retained earnings	(221,922)	124,843	198,697	304,767	(67,402)	(46,207)
Total Stockholders’ Equity	$ 5,000,001	$ 5,000,008	$ 5,000,001	$ 5,000,009	$ 5,000,001	$ 5,000,005
Number of shares subject to possible redemption (in Shares)	7,533,916	7,568,545	7,576,175	7,588,057	7,597,922	6,553,456
Period Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability	$ 9,033,095	$ 7,193,012	$ 5,152,605	$ 4,708,529	$ 9,078,166	$ 7,770,452
Class A common stock subject to possible redemption	(9,033,095)	(7,193,012)	(5,152,605)	(4,708,529)	(9,078,166)	(7,770,452)
Class A common stock	89	72	52	47	91	77
Additional paid-in capital	421,782	(1,418,284)	(3,458,671)	(3,902,742)	466,851	169,544
Retained earnings	(421,871)	1,418,212	3,458,619	3,902,695	(466,942)	(169,621)
Total Stockholders’ Equity
Number of shares subject to possible redemption (in Shares)	(897,121)	(714,391)	(511,763)	(467,740)	(1,606,227)	(777,045)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability	$ 9,033,095	$ 7,193,012	$ 5,152,605	$ 4,708,529	$ 9,078,166	$ 7,770,452
Class A common stock subject to possible redemption	66,825,754	69,012,595	71,126,863	71,677,001	66,935,203	57,764,108
Class A common stock	141	120	99	93	136	122
Additional paid-in capital	5,643,445	3,456,625	1,342,378	792,246	5,534,001	5,215,503
Retained earnings	(643,793)	1,543,055	3,657,316	4,207,462	(534,344)	(215,828)
Total Stockholders’ Equity	$ 5,000,001	$ 5,000,008	$ 5,000,001	$ 5,000,009	$ 5,000,001	$ 5,000,005
Number of shares subject to possible redemption (in Shares)	6,636,795	6,854,154	7,064,412	7,120,317	6,690,513	5,776,411